Average Annual Total Returns - Institutional - Vanguard Emerging Markets Stock Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 10 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 1 Year	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 5 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	15.26%	11.74%	3.16%	14.61%	10.93%	2.46%	9.30%	9.13%	2.28%	15.29%	11.76%	3.18%	15.51%	11.38%	3.36%	15.17%	12.40%	3.45%	15.51%	11.67%	3.22%	15.43%	11.45%	3.36%	11.24%	9.07%	5.22%